UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.5%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	$500,000	$516,705

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	350,000	360,367

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	250,000	256,210

			1,133,282
Ohio (93.5%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	Aa3	1,005,000	1,105,058

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,038,130

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AA-	1,500,000	1,614,585
5s, 2/15/38	A1	1,500,000	1,546,470

Barberton, City School Dist. G.O. Bonds (School Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,514,711

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	Aa2	1,000,000	1,094,530

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	2,000,000	1,631,100
5 3/8s, 6/1/24	B3	690,000	605,254

Cincinnati, G.O. Bonds, Ser. D, 4s, 12/1/32	AA+	1,000,000	1,013,220

Cincinnati, City School Dist. COP (School Impt.), AGM, 5s, 12/15/28	Aa3	2,500,000	2,665,925

Cleveland, G.O. Bonds, Ser. A, AGO, 5s, 12/1/29	AA	2,000,000	2,122,500

Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, AGM, 5s, 1/1/23	AA-	1,500,000	1,620,270

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGO, 5s, 10/1/29	AA	1,000,000	1,068,590

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5 1/4s, 9/15/22	AA-	1,630,000	1,856,766
5 1/4s, 9/15/22 (Escrowed to maturity)	AA-	770,000	951,019

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A2	3,000,000	1,784,850

Cleveland, State U. Rev. Bonds, 5s, 6/1/37	A1	1,500,000	1,568,400

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B/P	720,000	722,743

Cleveland, Wtr. Rev. Bonds (2nd Lien)
Ser. X, 5s, 1/1/42	Aa1	1,000,000	1,067,930
Ser. A, 5s, 1/1/26	Aa2	500,000	566,630

Columbus G.O. Bonds, Ser. A, 5s, 2/15/25	Aaa	1,500,000	1,762,650

Columbus, Swr. Rev. Bonds, Ser. A, 4 1/2s, 6/1/29	Aa1	1,110,000	1,172,859

Columbus, Swr. VRDN, Ser. B, 0.02s, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, 5 1/4s, 2/1/29	Aa2	995,000	1,101,684
Ser. D, 5s, 8/1/32	Aa2	750,000	807,503
Ser. C, 5s, 8/1/25	Aa2	1,500,000	1,662,075

Cuyahoga Cnty. G.O. Bonds (Cap. Impt.), Ser. A, 4s, 12/1/27	Aa1	1,000,000	1,041,330

Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	290,000	294,051

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	517,940

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	590,000	592,797

Field, Local School Dist. G.O. Bonds (School Facs. Construction & Impt.), AMBAC
5s, 12/1/22	BBB+/P	650,000	659,945
5s, 12/1/22 (Prerefunded 6/1/15)	BBB+/P	520,000	550,399

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB-	1,100,000	1,150,116

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A	1,000,000	1,042,560

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A1	1,745,000	1,862,578

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.)
6 5/8s, 1/1/46	BBB	590,000	631,772
5s, 1/1/32	BBB	370,000	366,104

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A2	3,000,000	1,975,200
zero %, 12/1/22	A2	500,000	366,380

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,620,150

Hamilton, City School Dist. G.O. Bonds (School Impt.), AGM, 5s, 12/1/26	AA-	2,000,000	2,119,960

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,800,000	2,116,278

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	700,000	738,773

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,115,000	1,175,689

Lakewood, City School Dist. G.O. Bonds
NATL, zero %, 12/1/17	Aa2	1,190,000	1,117,017
AGM, zero %, 12/1/16	Aa2	1,250,000	1,219,963

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5s, 10/1/37	AA	1,000,000	1,058,540

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H, AGO, 5s, 2/1/29	AA-	2,000,000	2,115,840

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/30	A-	750,000	780,945

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB-	500,000	516,145

Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	700,000	741,412

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	680,999

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A2	1,250,000	1,343,475

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	A1	1,000,000	1,132,840

Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. C, 0.03s, 11/15/39	NR	1,100,000	1,100,000

Mount Healthy, City School Dist. G.O. Bonds (School Impt.), AGM, 5 1/4s, 12/1/22	A1	1,105,000	1,234,948

Napoleon, City Facs. Construction & Impt. School Dist. G.O. Bonds, 5s, 12/1/36	Aa3	500,000	527,230

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4s, 12/1/29	Aa1	1,410,000	1,452,977

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	830,000	868,910

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., U.S. Gov't Coll., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	5,000	4,889

OH State G.O. Bonds
(Hwy. Cap. Impts.), Ser. Q, 5s, 5/1/27	AAA	1,500,000	1,720,230
(Infrastructure Impt.), Ser. B, 5s, 8/1/23	Aa1	1,250,000	1,511,613
(Common Schools), Ser. A, 4s, 9/15/16	Aa1	1,000,000	1,093,100

OH State Rev. Bonds
Ser. A, U.S. Govt. Coll., 5s, 10/1/22 (Prerefunded 4/1/18)	AA-	3,090,000	3,619,781
(Revitalization), Ser. A, AMBAC, U.S. Govt. Coll., 5s, 4/1/19 (Prerefunded 4/1/16)	AA-	1,750,000	1,919,785

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	1,000,000	1,067,360

OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,061,810
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	550,165

OH State Higher Ed. Fac. Comm. Rev. Bonds (Oberlin Coll.), 5s, 10/1/31	Aa2	650,000	715,371

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,225,010
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,032,680
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,304,508
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,079,330

OH State Higher Edl. Fac. VRDN (Case Western Reserve), Ser. B-2, 0.03s, 12/1/44	VMIG1	900,000	900,000

OH State Higher Edl. Fac. Comm. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A	2,000,000	2,112,640
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,042,690
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,063,260
(Xavier U.), 5s, 5/1/40	A3	750,000	769,515
(Cleveland Clinic Hlth.), 5s, 1/1/31	Aa2	1,500,000	1,619,685

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.02s, 1/1/43	VMIG1	1,710,000	1,710,000

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.), Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s, 9/1/33	Aaa	175,000	175,961

OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,797,036

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	350,000	384,552

OH State U. Rev. Bonds (Gen. Receipts Special Purpose), Ser. A, 5s, 6/1/38	Aa2	1,000,000	1,078,950

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds (Loan Fund Wtr. Quality), Ser. B-1, 5s, 12/1/17	Aaa	1,500,000	1,743,045

OH U. Gen. Recipients Athens Rev. Bonds
5s, 12/1/42	Aa3	500,000	524,035
NATL, U.S. Govt. Coll., 5s, 12/1/25 (Prerefunded 6/1/14)	Aa3	1,265,000	1,279,737

Penta Career Ctr. COP, 5s, 4/1/20	Aa3	1,500,000	1,721,865

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A1	1,990,000	2,058,138

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	358,710

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	1,250,000	1,323,838

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	Aa2	2,000,000	2,161,960

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	496,640

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGO, 5s, 12/1/27	Aa3	1,500,000	1,617,375

Tallmadge, City School Dist. G.O. Bonds (School Fac.), AGM, 5s, 12/1/26 (Prerefunded 6/1/15)	AA-	1,410,000	1,493,331

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa2	1,900,000	2,296,701

U. of Cincinnati Rev. Bonds
Ser. F, 5s, 6/1/34	Aa3	1,500,000	1,609,740
Ser. A, 5s, 6/1/31	Aa3	500,000	543,920
Ser. A, 5s, 6/1/30	Aa3	1,000,000	1,094,510

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5 3/4s, 7/1/33	A	500,000	527,630

Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,431,144

Woodridge, School Dist. G.O. Bonds, AMBAC, 6.8s, 12/1/14	Aa2	510,000	517,721

Youngstown State U. Rev. Bonds
AGO, 5 1/4s, 12/15/29	AA-	500,000	538,060
5s, 12/15/25	A1	500,000	550,830

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	251,882
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	234,709
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	211,810
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	206,086
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	183,187
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	177,463

			126,522,703
Pennsylvania (0.4%)

Beaver Cnty., Indl. Dev. Auth. VRDN (Elec. Co.), Ser. B, 0.03s, 11/1/25	VMIG1	500,000	500,000

			500,000
Puerto Rico (2.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 3/8s, 5/15/33	BBB	410,000	406,335

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	BB+	1,000,000	815,510

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. ZZ, 5 1/4s, 7/1/26	BBB	1,000,000	700,600

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. C, 5 1/4s, 8/1/41	A+	500,000	383,455
Ser. A, NATL, zero %, 8/1/43	AA-	3,000,000	432,030

			2,737,930
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	301,953
Ser. A-1, 5s, 10/1/39	Baa2	375,000	367,560
Ser. A, 5s, 10/1/25	Baa2	350,000	370,248

			1,039,761
TOTAL INVESTMENTS

Total investments (cost $126,341,840)(b)			$131,933,676

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $135,266,545.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $126,304,464, resulting in gross unrealized appreciation and depreciation of $7,445,621 and $1,816,409, respectively, or net unrealized appreciation of $5,629,212.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local government	24.6%
	Education	15.7
	Healthcare	15.2
	Utilities	12.2
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	13.2%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$131,933,676	$—

Totals by level	$—	$131,933,676	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014